Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2024	December 31, 2023
Prepaid voyage costs	$5,574	$7,350
Inventories	32,793	37,566
Claims receivable	5,719	8,507
Other	16,808	7,913
Total prepaid expenses and other current assets	$60,894	$61,336